Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Cash and cash equivalents	$ 398.1	$ 228.5
Trade and other receivables	1,306.5	1,323.8
Unbilled receivables	761.6	724.5
Contract assets	111.2	116.0
Income taxes recoverable	127.5	64.4
Prepaid expenses	66.7	64.3
Other assets	19.2	27.5
Total current assets	2,790.8	2,549.0
Non-current
Property and equipment	308.4	299.0
Lease assets	545.4	474.3
Goodwill	3,221.8	2,712.5
Intangible assets	594.5	427.0
Net employee defined benefit asset	87.4	75.0
Deferred tax assets	115.4	119.3
Other assets	293.2	300.0
Total assets	7,956.9	6,956.1
Current
Bank indebtedness	29.6	17.1
Trade and other payables	1,125.3	1,018.7
Lease liabilities	113.6	113.6
Deferred revenue	581.7	502.4
Income taxes payable	26.5	32.3
Long-term debt	291.0	175.0
Provisions	46.5	66.4
Other liabilities	51.8	53.5
Total current liabilities	2,266.0	1,979.0
Non-current
Lease liabilities	585.4	528.6
Long-term debt	1,527.3	1,208.5
Provisions	191.2	167.9
Net employee defined benefit liability	18.9	22.4
Deferred tax liabilities	72.6	63.6
Other liabilities	55.1	41.0
Total liabilities	4,716.5	4,011.0
Shareholders’ equity
Total shareholders’ equity	3,240.4	2,945.1
Total liabilities and equity	$ 7,956.9	$ 6,956.1